Supplement to the

Fidelity® Variable Insurance Products

Energy Portfolio (formerly Natural Resources Portfolio)

A Fund of Variable Insurance Products Fund IV

Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 37.

The fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter-end).

VNR2B-07-01 June 29, 2007
1.833012.102

Supplement to the

Fidelity® Variable Insurance Products

Consumer Staples Portfolio, Materials Portfolio, and
Telecommunications Portfolio

Funds of Variable Insurance Products Fund IV

Initial Class

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 37.

Each fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

VSPINB-07-01 June 29, 2007
1.848942.100

Supplement to the

Fidelity® Variable Insurance Products
Consumer Staples Portfolio, Materials Portfolio, and
Telecommunications Portfolio

Funds of Variable Insurance Products Fund IV

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 36.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

VSPINVB-07-01 June 29, 2007
1.848941.100

Supplement To The

Fidelity® Variable Insurance Products
International Capital Appreciation Portfolio And Overseas Portfolio
Funds of Variable Insurance Products Fund and Variable Insurance Products Fund IV
Initial Class R

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 44.

Each fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

VCAR/VORB-07-02 June 29, 2007
1.842758.101

Supplement to the

Fidelity® Variable Insurance Products

International Capital Appreciation Portfolio and Overseas Portfolio

Funds of Variable Insurance Products Fund and Variable Insurance Products Fund IV

Investor Class R

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 48.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

VIPINVRB-07-02 June 29, 2007
1.825916.102

Supplement to the

Fidelity® Variable Insurance Products

Contrafund® Portfolio, Equity-Income Portfolio, Growth Portfolio,
High Income Portfolio, International Capital Appreciation Portfolio, and Overseas Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II, and
Variable Insurance Products Fund IV

Initial Class R, Service Class R, and Service Class 2 R

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 58.

Each fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

VIPIS2RB-07-03 June 29, 2007
1.782248.108

Supplement to the

Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio (formerly Consumer Industries Portfolio),
Energy Portfolio (formerly Natural Resources Portfolio),
Financial Services Portfolio, Health Care Portfolio,
Industrials Portfolio (formerly Cyclical Industries Portfolio),
Technology Portfolio, and
Utilities Portfolio (formerly Telecommunications & Utilities Growth Portfolio)

Funds of Variable Insurance Products Fund IV

Initial Class

April 30, 2007

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the similar information found in the "Management Contracts" section beginning on page 37.

Martin Zinny no longer serves as a portfolio manager of VIP Consumer Discretionary Portfolio.

The following table provides information relating to other accounts managed by John Harris as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 921	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Consumer Discretionary ($18 (in millions) assets managed).

As of April 30, 2007, the dollar range of shares of VIP Consumer Discretionary beneficially owned by Mr. Harris was none.

Aaron Cooper no longer serves as a portfolio manager of VIP Health Care Portfolio.

The following table provides information relating to other accounts managed by Matthew Sabel as of May 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,509	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Health Care Portfolio ($86 (in millions) assets managed).

As of May 31, 2007, the dollar range of shares of VIP Health Care beneficially owned by Mr. Sabel was none.

The following information replaces similar information found in the "Fund Holdings Information" section on page 48.

Each fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

VIPFCB-07-03 June 29, 2007
1.782383.112

Supplement to the

Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio (formerly Consumer Industries Portfolio),
Energy Portfolio (formerly Natural Resources Portfolio),
Financial Services Portfolio, Health Care Portfolio,
Industrials Portfolio (formerly Cyclical Industries Portfolio),
Technology Portfolio, and
Utilities Portfolio (formerly Telecommunications & Utilities Growth Portfolio)

Funds of Variable Insurance Products Fund IV

Investor Class

April 30, 2007

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the similar information found in the "Management Contracts" section beginning on page 37.

Martin Zinny no longer serves as a portfolio manager of VIP Consumer Discretionary Portfolio.

The following table provides information relating to other accounts managed by John Harris as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 921	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Consumer Discretionary ($18 (in millions) assets managed).

As of April 30, 2007, the dollar range of shares of VIP Consumer Discretionary beneficially owned by Mr. Harris was none.

Aaron Cooper no longer serves as a portfolio manager of VIP Health Care Portfolio.

The following table provides information relating to other accounts managed by Matthew Sabel as of May 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,509	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Health Care Portfolio ($86 (in millions) assets managed).

As of May 31, 2007, the dollar range of shares of VIP Health Care beneficially owned by Mr. Sabel was none.

The following information replaces similar information found in the "Fund Holdings Information" section on page 48.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

VIPINVFB-07-03 June 29, 2007
1.827184.106